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BELL, BOYD & LLOYD PLLC                          1615 L STREET NW,
SUITE 1200
                                                 WASHINGTON, DC 20036-5610
                                                 202.466.6300 FAX 202.463.0678

                                                 OFFICES IN WASHINGTON, D.C
                                                 AND CHICAGO
Stacy H. Winick
202.955.7040
swinick@bellboyd.com
DIRECT FAX: 312.827.8188


                                                 March 10,2006

Via Electronic Submission (EDGAR)
---------------------------------
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                    NUVEEN COMMODITIES INCOME AND GROWTH FUND
              NUVEEN COMMODITIES INCOME AND GROWTH MASTER FUND LLC
                       REGISTRATION STATEMENT ON FORM S-1
                          333-130360 AND 333-130360-01

Ladies and Gentlemen:

     On behalf of Nuveen Commodities Income and Growth Fund (the "Fund") and Nuveen Commodities Income and Growth Master Fund LLC (as a co-registrant pursuant to Rule 140 of the Securities Act of 1933, as amended (the "Securities Act")), we hereby submit in electronic format, for filing under the Securities Act, pre-effective amendment no. 1 to the registration statement on Form S-1 (the "Registration Statement"), together with certain exhibits thereto, in connection with the proposed offering by the Fund of its common units of beneficial interest.

     A copy of the Registration Statement also has been filed with the National Futures Association pursuant to Regulation 4.36(d) promulgated by the Commodity Futures Trading Commission under the Commodity Exchange Act, as amended, related to commodity pools and commodity trading advisors.

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     In the event you have any questions or comments relating to this filing, please call the undersigned at 202-955-7040 or Kevin McCarthy at 312-807-4341.

                                            Very truly yours,

                                            /s/ Stacy H. Winick
                                            -------------------

Enclosures
Copies to:  J. Droeger
            W. Kelly
            G. Zimmerman
            D. Mitchell
            D. Weiss
            M. Cole (SEC)
            National Futures Association, Compliance Department